Segmented information - Reconciliation of Fund Flows from Operations to Net Earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segmented information
Fund flows from operations	$ 908,055	$ 838,652
Accretion	(32,667)	(31,219)
Depletion and depreciation	(675,177)	(609,056)
Impairment	(46,056)	0
Gain on business combinations		128,208
Unrealized (loss) gain on derivative instruments	(57,427)	109,326
Equity based compensation	(64,233)	(60,746)
Unrealized foreign exchange gain (loss)	57,225	(63,243)
Unrealized other expense	(825)	(801)
Deferred tax	(56,096)	(39,471)
Net earnings	$ 32,799	$ 271,650